SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset

The definite-lived intangible assets had the following carrying values at December 31, 2012 and 2011.

	2012			2011
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$3,095	$(743)	$2,352	$3,095	$(434)	$2,661

Amortization Expense of Purchase Accounting Intangible Assets

The related amortization expense of business combination related intangible assets is a follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2011	$140
2012	309

Estimated amortization expense for the year ending December 31:

2013	$309
2014	309
2015	309
2016	292
2017	240
Thereafter	893
$2,352

Reconciliation of Numerators and Denominators of Basic and Diluted Computations Applicable to Common Stockholders

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
Basic per common share	$3,624,339	3,101,411	$1.17	$2,528,978	3,063,251	$.83

Effect of dilutive shares:
Restricted Stock		23,856			10,438
	$3,624,339	3,125,267	$1.16	$2,528,978	3,073,689	$.82